ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1%
	AEROSPACE & DEFENSE - 0.6%
871	General Dynamics Corporation	$ 238,001

	ASSET MANAGEMENT - 1.5%
1,015	Ameriprise Financial, Inc.	413,470
240	BlackRock, Inc.	194,722
		608,192
	AUTOMOTIVE - 1.1%
2,071	Tesla, Inc.(a)	418,093

	BANKING - 4.1%
10,788	Bank of America Corporation	372,402
3,317	JPMorgan Chase & Company	617,161
1,642	PNC Financial Services Group, Inc. (The)	241,702
6,416	Truist Financial Corporation	224,432
1,608	Wintrust Financial Corporation	154,931
		1,610,628
	BEVERAGES - 1.2%
2,865	PepsiCo, Inc.	473,699

	BIOTECH & PHARMA - 6.4%
2,898	AbbVie, Inc.	510,193
1,206	Amgen, Inc.	330,239
3,487	Bristol-Myers Squibb Company	176,965
797	Eli Lilly and Company	600,684
2,446	Johnson & Johnson	394,735
1,273	Merck & Company, Inc.	161,862
859	Vertex Pharmaceuticals, Inc.(a)	361,416
		2,536,094
	CABLE & SATELLITE - 0.4%
3,887	Comcast Corporation, Class A	166,558

	CHEMICALS - 1.3%
2,233	Celanese Corporation	339,349

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	CHEMICALS - 1.3% (Continued)
2,865	Dow, Inc.	$ 160,096
		499,445
	COMMERCIAL SUPPORT SERVICES - 2.2%
683	Cintas Corporation	429,340
2,329	Republic Services, Inc.	427,604
		856,944
	CONSTRUCTION MATERIALS - 0.4%
1,089	Owens Corning	163,110

	CONTAINERS & PACKAGING - 0.5%
7,706	Graphic Packaging Holding Company	199,971

	DIVERSIFIED INDUSTRIALS - 0.8%
1,675	Honeywell International, Inc.	332,873

	E-COMMERCE DISCRETIONARY - 3.0%
6,909	Amazon.com, Inc.(a)	1,221,235

	ELECTRIC UTILITIES - 2.4%
5,059	American Electric Power Company, Inc.	430,977
3,030	NextEra Energy, Inc.	167,226
2,714	Portland General Electric Company	109,021
3,417	Southern Company (The)	229,793
		937,017
	ELECTRICAL EQUIPMENT - 1.3%
687	Atkore International Group, Inc.	116,378
1,523	Itron, Inc.(a)	141,152
3,970	Vertiv Holdings Company	268,451
		525,981
	ENGINEERING & CONSTRUCTION - 1.6%
1,206	EMCOR Group, Inc.	378,104
1,424	Tetra Tech, Inc.	252,504
		630,608

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	FOOD - 1.6%
1,977	Hershey Company (The)	$ 371,518
4,238	Kraft Heinz Company (The)	149,517
1,072	Lamb Weston Holdings, Inc.	109,569
		630,604
	HEALTH CARE FACILITIES & SERVICES - 3.4%
1,709	Cardinal Health, Inc.	191,374
988	Laboratory Corp of America Holdings	213,240
704	Molina Healthcare, Inc.(a)	277,313
1,339	UnitedHealth Group, Inc.	660,930
		1,342,857
	HEALTH CARE REIT - 0.2%
5,813	Healthpeak Properties, Inc.	97,368

	HOME CONSTRUCTION - 0.8%
2,848	PulteGroup, Inc.	308,666

	HOUSEHOLD PRODUCTS - 3.0%
1,943	Church & Dwight Company, Inc.	194,533
1,491	elf Beauty, Inc.(a)	310,918
4,392	Procter & Gamble Company (The)	698,065
		1,203,516
	INDUSTRIAL REIT - 0.6%
1,591	Prologis, Inc.	212,032

	INSURANCE - 4.0%
809	Assurant, Inc.	146,793
4,439	Hartford Financial Services Group, Inc. (The)	425,434
2,597	Marsh & McLennan Companies, Inc.	525,296
4,741	MetLife, Inc.	330,637
1,994	W R Berkley Corporation	166,698
		1,594,858
	INTERNET MEDIA & SERVICES - 8.6%
7,291	Alphabet, Inc., Class A(a)	1,009,512
1,809	Alphabet, Inc., Class C(a)	252,862

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INTERNET MEDIA & SERVICES - 8.6% (Continued)
2,691	Meta Platforms, Inc., Class A	$ 1,318,940
771	Netflix, Inc.(a)	464,851
4,908	Uber Technologies, Inc.(a)	390,186
		3,436,351
	LEISURE FACILITIES & SERVICES - 2.8%
1,424	Marriott International, Inc., Class A	355,814
970	McDonald's Corporation	283,512
4,456	MGM Resorts International(a)	192,856
2,228	Royal Caribbean Cruises Ltd.(a)	274,824
		1,107,006
	MACHINERY - 1.6%
1,882	Caterpillar, Inc.	628,513

	MEDICAL EQUIPMENT & DEVICES - 3.6%
2,664	Abbott Laboratories	316,057
2,496	Boston Scientific Corporation(a)	165,260
787	Danaher Corporation	199,221
1,106	Exact Sciences Corporation(a)	63,628
1,189	Hologic, Inc.(a)	87,748
838	Stryker Corporation	292,521
526	Thermo Fisher Scientific, Inc.	299,915
		1,424,350
	OFFICE REIT - 0.2%
1,424	Boston Properties, Inc.	92,161

	OIL & GAS PRODUCERS - 3.3%
3,876	Chevron Corporation	589,190
4,406	ConocoPhillips	495,851
8,862	Marathon Oil Corporation	214,904
		1,299,945
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
3,133	Schlumberger Ltd.	151,418

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	RESIDENTIAL REIT - 0.5%
1,491	Mid-America Apartment Communities, Inc.	$ 187,389

	RETAIL - CONSUMER STAPLES - 1.6%
1,692	BJ's Wholesale Club Holdings, Inc.(a)	123,584
8,457	Walmart, Inc.	495,664
		619,248
	RETAIL - DISCRETIONARY - 2.1%
1,796	Home Depot, Inc. (The)	683,576
1,374	TJX Cos., Inc. (The)	136,218
		819,794
	SEMICONDUCTORS - 9.7%
2,446	Advanced Micro Devices, Inc.(a)	470,928
2,747	Applied Materials, Inc.	553,850
5,997	Intel Corporation	258,171
2,077	Microchip Technology, Inc.	174,759
2,708	NVIDIA Corporation	2,142,354
1,474	Texas Instruments, Inc.	246,644
		3,846,706
	SOFTWARE - 11.5%
1,273	Cadence Design Systems, Inc.(a)	387,476
536	Intuit, Inc.	355,309
1,390	Manhattan Associates, Inc.(a)	352,129
3,810	Microsoft Corporation	1,575,968
707	MongoDB, Inc.(a)	316,439
2,396	Oracle Corporation	267,585
1,424	Palo Alto Networks, Inc.(a)	442,223
2,061	Smartsheet, Inc., Class A(a)	86,995
1,246	Synopsys, Inc.(a)	714,868
		4,498,992
	SPECIALTY FINANCE - 1.4%
2,438	American Express Company	534,946

	TECHNOLOGY HARDWARE - 5.5%
7,580	Apple, Inc.	1,370,084

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	TECHNOLOGY HARDWARE - 5.5% (Continued)
786	Fabrinet(a)	$ 169,438
2,463	Jabil, Inc.	354,894
5,595	Pure Storage, Inc., Class A(a)	294,577
		2,188,993
	TECHNOLOGY SERVICES - 3.4%
1,344	Accenture plc, Class A	503,704
781	CACI International, Inc., Class A(a)	292,758
1,658	Fiserv, Inc.(a)	247,490
809	Moody's Corporation	306,951
		1,350,903
	TELECOMMUNICATIONS - 0.9%
2,077	T-Mobile US, Inc.	339,174

	TRANSPORTATION EQUIPMENT - 0.6%
2,195	PACCAR, Inc.	243,404

	TOTAL COMMON STOCKS (Cost $27,190,176)	39,577,643

	TOTAL INVESTMENTS - 100.1% (Cost $27,190,176)	$ 39,577,643
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(31,749)
	NET ASSETS - 100.0%	$ 39,545,894

(a)	Non-income producing security.